Segment Information - Schedule of geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographic information
Revenue	$ 60,202	$ 53,505	$ 47,300
United States
Geographic information
Revenue	25,142	24,992	24,291
Americas_ Others
Geographic information
Revenue	6,669	4,937	3,286
Europe
Geographic information
Revenue	16,586	13,777	9,172
Asia-Pacific
Geographic information
Revenue	10,109	8,553	9,170
Others
Geographic information
Revenue	$ 1,696	$ 1,246	$ 1,381